Consolidated Statements of Comprehensive Income/(Loss) (Parentheticals)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Earnings/(loss) per share from continuing operations, Diluted | (per share)	$ (0.02)	¥ (0.12)	¥ 0.00	¥ 0.07
Earnings/(loss) per share from discontinued operation, Diluted | (per share)			¥ (3.66)	¥ 0.55
Weighted average number of ordinary shares used in per share calculation, Diluted (in Shares)	66,667,000	66,667,000	66,667,000	54,166,750